Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Investment	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Fair value of investments	$ 145,017,000	$ 33,548,000
Fair value of investments, Percentage	72.50%	18.80%
Sustained decline in market value considered Impairment, period	12 months
Investment securities in continuous unrealized loss position, positions temporarily impaired	120
Proceeds from sales of securities available-for-sale	7,613,182	35,972,158	24,092,900
Available-for-sale securities, gross realized gains	380,338	1,091,018	747,015
Available-for-sale securities, gross realized losses	341	315	16,118
Assets pledged to secure United States Government and other public funds and for other purposes	$ 65,339,000	$ 65,418,000